FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through profit or loss	£ 171,626	£ 160,189
Financial assets at fair value through other comprehensive income	27,603	25,092
Total financial assets	837,777	800,967
Loans and advances securitised
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through profit or loss	3,224	5,857
Financial assets at fair value through other comprehensive income	894	2,020
Total financial assets	£ 4,118	£ 7,877